Goodwill and Other Acquired Intangible Assets - Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Goodwill [Roll Forward]
Balance, beginning of the period					$ 6,214.4
Balance, end of the period	10,613.2	[1]	10,227.5	[1]	6,214.4
Group Insurance [Member]
Goodwill [Roll Forward]
Balance, end of the period	113.0		113.0
bSwift [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period	318.0	[2]	0
InterGlobal Group [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period	67.7		0
Coventry [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period	0		4,014.8
Other [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period	$ 0		$ (1.7)

[1]	At both December 31, 2014 and 2013, approximately $113 million was assigned to the Group Insurance segment, with the remainder assigned to the Health Care segment.
[2]	Goodwill related to the acquisition of bSwift is considered preliminary, pending the final allocation of the applicable purchase price.